Unit-Based Compensation - Unit Option Activity (Detail) (LTIP [Member], USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2014
LTIP [Member]
Number of Options
Outstanding at December 31, 2013 (units)	0
Granted (units)	2,500,000
Outstanding at June 30, 2014 (units)	2,500,000
Vested and Expected to vest at June 30, 2014 (units)	2,500,000
Exercisable at June 30, 2014 (units)	0
Weighted Average Exercise Price
Outstanding at December 31, 2013 (in dollars per unit)	$ 0.00
Granted (in dollars per unit)	$ 26.00
Outstanding at June 30, 2014 (in dollars per unit)	$ 26.00
Vested and Expected to vest at June 30, 2014 (in dollars per unit)	$ 26.00
Exercisable at June 30, 2014 (in dollars per unit)	$ 0.00
Outstanding at end of period, remaining term	2 years 11 months 19 days
Vested and expected to vest at end of period, remaining term	2 years 11 months 19 days
Exercisable at end of period, remaining term	0 years
Outstanding at end of period, intrinsic value	$ 19,500
Vested and expected to vest at end of period, intrinsic value	19,500
Exercisable at end of period, intrinsic value	$ 0